Summary Of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable		$ 32,115	$ 60,165
Receivable with an independent logistic operator		11,795	38,213
Accounts receivable from related parties		1,796	16,773
Impairment of long-lived assets	45,186	50,886	2,958	1,982
Tangible asset impairment charges		50,886	2,958	1,982
Impairment of goodwill		2,029	0	683
Accounts payable for outsourcing		1,850	1,859
Company-Operated Franchise [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense		146,363	160,184	147,194
Franchisee [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense		$ 44,828	$ 49,820	$ 46,614
Internal Used Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life		3 years
Minimum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life		3 years
Maximum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life		40 years
Maximum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life		12 years